Note 19 - Subsequent Event	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
19.	Subsequent event

On January 11, 2022, the Company announced an organizational streamlining initiative focusing on prioritizing the Company’s highest value business activities, and reduced its U.S. workforce by 35%, including reassignment of certain personnel to other subsidiaries.